TAXATION - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net accumulated losses-carry forward	¥ 108,667	¥ 205,487
Refund payable to members	172	1,100
Inventory write-downs	1,749	2,632
Allowance for credit losses	2,813	3,272
Others	1,021	4,101
Less: valuation allowance	(96,489)	(156,150)	¥ (65,225)	¥ (10,004)
Total deferred tax assets	18,145	¥ 60,442
Deferred Membership programme [Member]
Deferred tax assets
Deferred membership program revenue	¥ 212